SCHEDULE OF DEPRECIATION AND AMORTIZATION EXPENSE (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 528,026		$ 412,990		$ 1,212,177		$ 781,546		$ 929,454	$ 325,382
Trucking [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	350,417	[2]	142,145	[2]	683,210	[2]	368,456	[2]	492,770	325,382
Digester [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	177,609		270,845		528,967		413,090		436,684
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization

[1]	Depreciation expense of $
[2]	Depreciation and amortization expense of $